Equity Securities (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 04, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized (in shares)	300,000		300,000	300,000
Stock-based compensation expense	$ 13	$ 19	$ 75	$ 421
Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Board of director cash compensation				100
Stock-based compensation expense				$ 100
Common Stock
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized (in shares)			200,000,000		300,000,000